Investments: - Investment in associated companies (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Investment in associated companies
Investments in associated companies	$ 77,037	$ 74,981
National Rural Utilities Cooperative Finance Corporation
Investment in associated companies
Investments in associated companies	24,061	24,056
CT Parts, LLC
Investment in associated companies
Investments in associated companies	10,236	10,243
Georgia Transmission Corporation
Investment in associated companies
Investments in associated companies	30,237	28,690
Georgia System Operations Corporation
Investment in associated companies
Investments in associated companies	9,250	8,500
Other
Investment in associated companies
Investments in associated companies	$ 3,253	$ 3,492